UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21824

Mount Vernon Securities Lending Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Brent Smith, Assistant Treasurer

800 Nicollet Mall, BC-MN-H04H

Minneapolis, MN 55402

(Name and address of agent for service)

(800) 677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

2015 Annual Report

MOUNT VERNON SECURITIES LENDING TRUST

Prime Portfolio

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

MOUNT VERNON SECURITIES LENDING TRUST  2015 Annual Report

 HOLDINGS SUMMARY (unaudited)

Portfolio Allocation as of December 31, 2015[1] (% of net assets)

Certificates of Deposit	42.0%
Government Agency Repurchase Agreements	14.3
Financial Company Commercial Paper	12.4
Asset Backed Commercial Paper	11.0
Other Notes	7.7
Other Repurchase Agreements	5.9
Investment Companies	3.2
Other Commercial Paper	3.2
Treasury Repurchase Agreement	0.3
100.0%

1Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

EXPENSE EXAMPLE (unaudited)
As a shareholder of the Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), you incur ongoing administrative costs. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses
The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example
	Beginning Account Value (07/01/2015)	Ending Account Value (12/31/2015)	Expenses Paid During Period[2] (07/01/2015 to 12/31/2015)

Actual[3]	$1,000.00	$1,001.30	$0.10
Hypothetical (5% return before expenses)	$1,000.00	$1,025.10	$0.10

2Expenses are equal to the portfolio’s annualized expense ratio for the six-month period of 0.02%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

3Based on the actual return for the six-month period ended December 31, 2015 of 0.13%.

MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Mount Vernon Securities Lending Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mount Vernon Securities Lending Trust (comprising the Mount Vernon Securities Lending Prime Portfolio (the Portfolio)), as of December 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the portfolio constituting the Mount Vernon Securities Lending Trust at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 26, 2016

MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 2

Schedule of INVESTMENTS December 31, 2015, all dollars rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 42.0%
Banco del Estado de Chile/NY
0.530%, 03/15/2016 Δ	$50,000	$50,000
Bank of Montreal/Chicago
0.612%, 04/25/2016 Δ	25,000	25,000
0.622%, 04/25/2016 Δ	25,000	25,000
0.652%, 07/21/2016 Δ	35,000	35,000
0.662%, 07/25/2016 Δ	20,000	20,000
Bank of Nova Scotia/Houston
0.570%, 02/12/2016 Δ	30,000	30,000
0.590%, 03/11/2016 Δ	40,000	40,000
0.550%, 03/24/2016 Δ	50,000	50,000
0.620%, 06/28/2016 Δ	55,000	55,000
BNP Paribas/NY
0.537%, 04/13/2016 Δ	30,000	30,000
Canadian Imperial Bank of Commerce/NY
0.550%, 03/22/2016 Δ	60,000	60,000
0.560%, 04/13/2016 Δ	60,000	60,000
0.590%, 05/19/2016 Δ	15,000	15,000
0.630%, 09/16/2016 Δ	45,750	45,750
Credit Suisse AG/NY
0.504%, 03/01/2016 Δ	50,000	50,000
0.692%, 04/25/2016 Δ	10,000	10,000
0.513%, 06/01/2016 Δ	50,000	50,000
HSBC Bank USA
0.429%, 01/06/2016 Δ	25,000	25,000
0.449%, 04/05/2016 Δ	50,000	50,000
Lloyds Bank PLC/NY
0.540%, 03/18/2016 Δ	50,000	50,000
Mitsubishi UFJ Trust & Banking Corp/NY
0.550%, 01/19/2016 Δ	40,000	40,000
0.570%, 04/18/2016 Δ	60,000	60,000
Nordea Bank Finland Plc/NY
0.537%, 08/12/2016 Δ	25,000	25,000
Rabobank Nederland NV/NY
0.572%, 01/25/2016 Δ	25,000	25,000
0.544%, 01/29/2016 Δ	50,000	50,000
0.583%, 02/22/2016 Δ	29,000	29,000
0.592%, 04/25/2016 Δ	40,000	40,000
Royal Bank of Canada/NY
0.484%, 11/03/2016 Δ	58,500	58,500
Skandinaviska Enskilda Banken AB/NY
0.530%, 02/17/2016 Δ	25,000	25,003
0.583%, 02/22/2016 Δ	25,000	25,000
0.583%, 02/22/2016 Δ	25,000	25,000
State Street Bank & Trust
0.487%, 02/12/2016 Δ	40,000	40,000
Sumitomo Mitsui Banking Corp/NY
0.350%, 01/06/2016	51,000	51,000
0.350%, 01/07/2016	75,000	75,000
Svenska Handelsbanken/NY
0.602%, 05/19/2016 Δ	19,000	19,000

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 3

Schedule of INVESTMENTS December 31, 2015, all dollars rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio DESCRIPTION	PAR	VALUE >
Swedbank/NY
0.568%, 02/24/2016 Δ	$60,000	$60,003
Toronto-Dominion Bank/NY
0.494%, 03/16/2016 Δ	15,000	14,999
0.404%, 04/01/2016 Δ	50,000	50,000
0.582%, 05/23/2016 Δ	35,000	35,000
0.426%, 06/08/2016 Δ	25,000	25,000
UBS AG of Stamford, Connecticut
0.672%, 03/04/2016 Δ	50,000	50,000
Wells Fargo Bank
0.550%, 02/01/2016 Δ	29,000	29,000
0.570%, 02/18/2016 Δ	10,000	10,000
0.570%, 04/04/2016 Δ	30,000	30,000
0.620%, 05/27/2016 Δ	50,000	50,000
Westpac Banking Corp/NY
0.427%, 01/11/2016 Δ	50,000	50,000
Total Certificates of Deposit
(Cost $1,767,255)		1,767,255

Financial Company Commercial Paper - 12.4%
ANZ New Zealand Int’l/London
0.477%, 01/12/2016 Δ ■	50,000	50,000
0.469%, 05/06/2016 Δ ■	50,000	50,000
Commonwealth Bank of Australia
0.588%, 02/24/2016 Δ ■	17,000	17,000
0.497%, 04/14/2016 Δ ■	25,000	25,000
0.396%, 04/29/2016 Δ ■	25,000	25,000
HSBC Bank PLC
0.426%, 02/08/2016 Δ ■	25,000	25,000
0.570%, 05/18/2016 Δ ■	29,000	29,000
0.660%, 09/16/2016 Δ ■	50,000	50,000
JP Morgan Securities LLC
0.698%, 05/27/2016 Δ	25,000	25,000
Macquarie Bank LTD
0.600%, 04/06/2016 Δ ■	55,000	55,000
National Australia Bank
0.439%, 04/06/2016 Δ ■	50,000	50,000
Suncorp Metway LTD
0.481%, 01/05/2016 ■	5,500	5,500
0.451%, 01/06/2016 ■	30,000	29,998
0.531%, 02/09/2016 ■	10,000	9,994
0.521%, 04/13/2016 ■	25,000	24,963
0.531%, 04/14/2016 ■	25,000	24,962
0.612%, 05/09/2016 ■	10,000	9,978
Westpac Banking Corp
0.500%, 03/18/2016 Δ ■	16,500	16,497
Total Financial Company Commercial Paper
(Cost $522,892)		522,892

Asset Backed Commercial Paper ■ - 11.0%
Atlantic Asset Securitization Corp
0.463%, 01/22/2016 Δ	50,000	50,000

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 4

Schedule of INVESTMENTS December 31, 2015, all dollars rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio DESCRIPTION	PAR	VALUE >
Barton Capital LLC
0.492%, 04/20/2016 Δ	$60,000	$60,000
Gotham Funding Corp
0.280%, 01/05/2016	15,000	14,999
0.290%, 01/19/2016	19,852	19,849
Jupiter Securitization Company LLC
0.632%, 07/20/2016 Δ	10,000	10,000
Kells Funding LLC
0.563%, 02/22/2016 Δ	50,000	49,999
Liberty Street Funding LLC
0.290%, 01/05/2016	41,416	41,415
Manhattan Asset Funding Co
0.290%, 01/26/2016	37,000	36,993
Old Line Funding LLC
0.602%, 01/25/2016 Δ	35,000	35,000
0.613%, 04/22/2016 Δ	50,000	50,000
Thunder Bay Funding LLC
0.469%, 02/05/2016 Δ	25,000	25,000
0.493%, 03/10/2016 Δ	30,000	30,000
0.469%, 04/07/2016 Δ	40,000	40,000
Total Asset Backed Commercial Paper
(Cost $463,255)		463,255

Other Notes - 7.7%
Bank of America
0.540%, 02/01/2016 Δ	25,000	25,000
0.457%, 02/09/2016 Δ	25,000	25,000
Credit Agricole, Cayman Islands Branch - Time Deposit
0.250%, 01/04/2016	25,000	25,000
IBM Corp
0.404%, 02/05/2016 Δ	29,550	29,553
JP Morgan Chase Bank
0.480%, 10/21/2016 Δ	25,000	24,991
PNC Bank
0.633%, 01/28/2016 Δ	4,350	4,350
Svenska Handelsbanken AB
0.520%, 05/13/2016 Δ ■	35,000	35,000
0.584%, 12/02/2016 Δ	54,250	54,247
Wells Fargo Bank
0.602%, 08/19/2016 Δ	47,000	47,000
Westpac Banking Corp
0.674%, 12/01/2016 Δ ■	53,250	53,250
Total Other Notes
(Cost $323,391)		323,391

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 5

Schedule of INVESTMENTS December 31, 2015, all dollars rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio DESCRIPTION	PAR / SHARES	VALUE >
Other Commercial Paper - 3.2%
Toyota Motor Credit Corp
0.482%, 01/22/2016 Δ	$25,000	$25,000
0.524%, 05/16/2016 Δ	50,000	50,000
0.608%, 06/20/2016 Δ	30,000	30,000
0.489%, 07/01/2016 Δ	30,000	30,000
Total Other Commercial Paper
(Cost $135,000)		135,000

Variable Rate Demand Note Δ - 0.0%
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.420%, 01/07/2016	200	200
(Cost $200)

Government Agency Repurchase Agreements - 14.3%
BNP Paribas Securities Corp
0.300%, dated 12/31/2015, matures 01/04/2016, repurchase price $150,005 (collateralized by
various government agency obligations: Total market value $153,000)	150,000	150,000
Societe Generale/New York Branch
0.340%, dated 12/31/2015, matures 01/04/2016, repurchase price $450,017 (collateralized by
various government agency obligations: Total market value $459,000)	450,000	450,000
Total Government Agency Repurchase Agreements
(Cost $600,000)		600,000

Treasury Repurchase Agreement - 0.3%
BNP Paribas Securities Corp
0.280%, dated 12/31/2015, matures 01/04/2016, repurchase price $13,300 (collateralized by U.S.
Treasury Obligations: Total market value $13,566)	13,300	13,300
(Cost $13,300)

Other Repurchase Agreements - 5.9%
BNP Paribas Securities Corp
0.270%, dated 12/31/2015, matures 02/04/2016, repurchase price $40,011 (collateralized by
various securities: Total market value $42,092) ∞	40,000	40,000
ING Financial Markets LLC
0.220%, dated 12/31/2015, matures 01/04/2016, repurchase price $50,001 (collateralized by
various securities: Total market value $52,503)	50,000	50,000
JP Morgan Securities LLC
0.560%, dated 12/31/2015, matures 02/04/2016, repurchase price $100,054 (collateralized by
various securities: Total market value $105,002) ∞	100,000	100,000
Merrill Lynch Pierce Fenner Smith Inc
0.370%, dated 10/29/2015, matures 02/04/2016, repurchase price $60,061 (collateralized by
various securities: Total market value $63,001) ∞	60,000	60,000
Total Other Repurchase Agreements
(Cost $250,000)		250,000

Investment Companies Ω - 3.2%
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.264%	35,000,000	35,000
DWS Money Market Series Fund, Institutional Shares, 0.270%	17,937,610	17,938
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.308%	83,260,616	83,261
Total Investment Companies
(Cost $136,199)		136,199

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 6

Schedule of INVESTMENTS December 31, 2015, all dollars rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio DESCRIPTION	VALUE >

Total Investments▲ - 100.0%
(Cost $4,211,492)	$4,211,492
Other Assets and Liabilities, Net - 0.0%	(535)
Total Net Assets - 100.0%	$4,210,957

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Δ	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2015.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of December 31, 2015, the value of these investments was $1,049,397 or 24.9% of total net assets.
¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
∞	Security considered illiquid. As of December 31, 2015, the value of these investments was $200,000 or 4.7% of total net assets.
Ω	The rate shown is the annualized seven-day effective yield as of December 31, 2015.
▲	On December 31, 2015, the cost of investments for federal income tax purposes was $4,211,492. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, are both $0.

SPA - Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 7

Statement of ASSETS AND LIABILITIES December 31, 2015, all dollars and shares are rounded to thousands (000), except per share data

Prime
Portfolio
ASSETS:
Investments in securities, at cost and value (note 2)	$3,348,192
Repurchase agreements, at cost and value (note 2)	863,300
Cash	2
Receivable for interest	1,036
Total assets	4,212,530
LIABILITIES:
Dividends payable	1,489
Payable to affiliates (note 3)	84
Total liabilities	1,573
Net assets	$4,210,957
COMPOSITION OF NET ASSETS:
Portfolio capital	$4,216,454
Distributions in excess of net investment income	(142)
Accumulated net realized loss on investments (note 2)	(5,355)
Net assets	$4,210,957
Shares issued and outstanding ($0.01 par value - unlimited shares authorized)	4,215,600
Net asset value, offering price, and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 8

Statement of  OPERATIONS For the year ended December 31, 2015, all dollars are rounded to thousands (000)

Prime
Portfolio
INVESTMENT INCOME:
Interest income	$13,115
Total investment income	13,115
EXPENSES (note 3):
Administration fees	1,023
Total expenses	1,023
Less: Fee waivers (note 3)	(209)
Total net expenses	814
Investment income before tax expense	12,301
Tax expense (note 2)	(98)
Investment income - net	12,203
Net realized gain on investments	15
Net increase in net assets resulting from operations	$12,218

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 9

Statements of  CHANGES IN NET ASSETS all dollars are rounded to thousands (000)

		Prime
		Portfolio
	Year Ended 12/31/2015	Year Ended 12/31/2014
OPERATIONS:
Investment income - net	$12,203	$10,318
Net realized gain on investments	15	805
Net increase in net assets resulting from operations	12,218	11,123
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net	(12,093)	(10,027)
Total distributions	(12,093)	(10,027)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF
$1.00 PER SHARE:
Proceeds from sales	43,166,970	34,933,137
Payments for redemptions	(43,448,284)	(35,483,132)
Decrease in net assets from capital share transactions	(281,314)	(549,995)
Total decrease in net assets	(281,189)	(548,899)
Net assets at beginning of year	4,492,146	5,041,045
Net assets at end of year	$4,210,957	$4,492,146
Distributions in excess of net investment income	$(142)	$(120)

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 10

FINANCIAL HIGHLIGHTS For a share outstanding throughout each year

					Prime
					Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2015	12/31/2014	12/31/2013	12/31/2012	12/31/2011
PER-SHARE DATA:
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	–[1]	–1	–[1]	–[1]	–[1]
Distributions from net investment income	–[1]	–[1]	–[1]	–[1]	–[1]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
RATIOS/SUPPLEMENTAL DATA:
Total return	0.24%	0.18%	0.20%	0.28%	0.23%
Net assets at end of period (000)	$4,210,957	$4,492,146	$5,041,045	$4,238,284	$7,493,397
Ratio of expenses to average net assets	0.02%	0.01%	0.01%	0.02%	0.02%
Ratio of net investment income to average net assets	0.24%	0.19%	0.21%	0.28%	0.23%
Ratio of expenses to average net assets (excluding waivers)	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of net investment income to average net assets
(excluding waivers)	0.24%	0.18%	0.20%	0.28%	0.23%

[1]	Rounds to zero.

The accompanying notes are an integral part of the financial statements.	MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 11

Notes to Financial Statements December 31, 2015, all dollars and shares are rounded to thousands (000)

1 > Organization

The Mount Vernon Securities Lending Trust (the “trust”) was organized as a Delaware business trust on August 18, 2005 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The trust has established a series of shares representing beneficial interests in Mount Vernon Securities Lending Prime Portfolio (the “portfolio”), which operates as a money market fund governed by Rule 2a-7 of the Act. The portfolio commenced operations on April 1, 2006. The trust is an investment company and applies specialized accounting and reporting under Accounting Standards Codifications Topic 946, Financial Services – Investment Companies. The trust was an investment company at all times during the period.

The portfolio is used as a vehicle for the investment of cash collateral received in conjunction with securities loaned under the securities lending program maintained by U.S. Bank National Association (“U.S. Bank”). The portfolio’s offering memorandum provides a description of the portfolio’s investment objective, principal investment strategy, and principal risks.

2 > Summary of Significant Accounting Policies

The significant accounting policies followed by the portfolio are as follows:

SECURITY VALUATIONS – Investment securities held in the portfolio are stated at amortized cost (except for investments in other money market funds), which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Act, the fair values of the securities held in the portfolio are determined using prices supplied by the portfolio’s independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the investment advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the investment advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees (the “trustees”). Investments in other money market funds are valued at their respective net asset values on the valuation date. Investments that are not valued using the methods discussed above are valued at their fair value as determined by procedures approved by the trustees. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the trustees and monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the trustees will be convened, and the trustees will determine what action, if any, to take. During the fiscal year ended December 31, 2015, the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio did not exceed 0.25%.

U.S. generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are U.S. Treasury bills and certain money market instruments valued at amortized cost pursuant to Rule 2a-7 of the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3—Significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments). Generally the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures approved by the trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 12

Notes to Financial Statements December 31, 2015, all dollars and shares are rounded to thousands (000)

As of December 31, 2015, the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$1,767,255	$—	$1,767,255
Government Agency Repurchase Agreements	—	600,000	—	600,000
Financial Company Commercial Paper	—	522,892	—	522,892
Asset Backed Commercial Paper	—	463,255	—	463,255
Other Notes	—	323,391	—	323,391
Other Repurchase Agreements	—	250,000	—	250,000
Other Commercial Paper	—	135,000	—	135,000
Treasury Repurchase Agreement	—	13,300	—	13,300
Variable Rate Demand Note	—	200	—	200
Investment Companies	136,199	—	—	136,199
Total Investments	$136,199	$4,075,293	$—	$4,211,492

During the fiscal year ended December 31, 2015, there were no transfers between fair value levels and the portfolio did not hold any securities deemed to be level 3.

ILLIQUID OR RESTRICTED SECURITIES – A security or other asset may be considered illiquid if it lacks a readily available market. Securities or other assets are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the portfolio. Illiquid securities or other assets may be valued under methods approved by the trustees as reflecting fair value. The portfolio intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities or other assets. As of December 31, 2015, the portfolio had investments in illiquid securities with a total value of $200,000 or 4.7% of total net assets.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the portfolio’s trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a portfolio’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the portfolio records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and paid monthly. A shareholder’s right to receive dividends and distributions with respect to shares purchased commences on the effective date of the purchase of such shares and continues through the day immediately preceding the effective date of redemption of such shares.

FEDERAL TAXES – The portfolio is treated as a taxable entity and intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended.

From January 31, 2013, through May 31, 2015, USBAM voluntarily waived one half of the administration fee it received from the portfolio under the administration agreement between USBAM and the trust. The portfolio used the amounts waived by USBAM to offset the effect of accumulated net realized losses. The amounts waived were not included in income distributed or distributable to shareholders but instead were reclassified to portfolio capital net of any taxes payable by the portfolio. The portfolio intends to distribute the income necessary to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code. For the fiscal year ended December 31, 2015, the portfolio had a tax expense of $98.

As of December 31, 2015, the portfolio did not have any tax positions that did not meet the “more-likely-than-not threshold” of being sustained by the applicable tax authority. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized capital gains (losses) may differ for financial reporting and tax purposes because of temporary or permanent book/tax differences. In addition, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The permanent differences primarily relate to non-deductible federal taxes. These reclassifications have no effect on net assets or net asset value per share. On the Statement of Assets and Liabilities the portfolio increased distributions in excess of net investment income by $132 and increased portfolio capital by $132.

MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 13

Notes to Financial Statements December 31, 2015, all dollars and shares are rounded to thousands (000)

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the portfolio.

The distributions paid during the fiscal years ended December 31, 2015 and December 31, 2014 (adjusted by dividends payable as of December 31, 2015 and December 31, 2014), were as follows:

	Fiscal Year	Fiscal Year
	Ended	Ended
	12/31/15	12/31/14
Ordinary Income	$11,479	$9,970
Total Distributions	$11,479	$9,970

As of December 31, 2015, the components of accumulated earnings (deficit) on a tax-basis were as follows:

Amount
Undistributed Ordinary Income	$1,347
Accumulated Capital and Post-October Losses	(5,355)
Total Accumulated Deficit	$(4,008)

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to dividends payable as of December 31, 2015.

Under the Regulated Investment Company Modernization Act of 2010, the portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of December 31, 2015, the portfolio had a capital loss carry forward of $5,355, which if not offset by subsequent capital gains, will expire in the fiscal year ending December 31, 2018. During the fiscal year ended December 31, 2015, the portfolio utilized $15 of capital loss carryforwards.

REPURCHASE AGREEMENTS – The portfolio may purchase eligible securities in repurchase agreement transactions with counterparties whom the portfolio’s investment advisor deems creditworthy, subject to the counterparty’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio for the eligible securities plus interest negotiated on the basis of current short-term rates.

The counterparty in a repurchase agreement transaction must transfer to the portfolio’s custodian or sub-custodian eligible securities with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. Provisions of the repurchase agreements ensure that the value of the eligible securities, including accrued interest thereon, remains at least equal to the repurchase price. The eligible securities are held in accounts with the custodian or sub-custodian until the respective agreements mature.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the portfolio to receive less than the full repurchase price.

The table below shows the offsetting assets and liabilities relating to the repurchase agreements shown on the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount(1)
Description
Repurchase
Agreements	$863,300	$ -	$863,300	$ -	$(863,300)	$ -
	$863,300	$ -	$863,300	$ -	$(863,300)	$ -

(1)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

MOUNT VERNON SECURITIES LENDING TRUST 2015 Annual Report 14

Notes to Financial Statements December 31, 2015, all dollars and shares are rounded to thousands (000)

Remaining Contractual Maturity of the Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Total
Repurchase Agreements
Government Agency	$600,000	$—	$—	$600,000
Treasury	13,300	—	—	13,300
Other	50,000	—	200,000	250,000
Total Borrowings	$663,300	$—	$200,000	$863,300

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the portfolio, along with other registered investment companies advised by U.S. Bancorp Asset Management, Inc. (“USBAM”), may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolio to borrow from, or lend money to, other participating funds. The portfolio did not have any interfund lending transactions during the fiscal year ended December 31, 2015.

JOINT TRANSACTIONS – Pursuant to an exemptive order issued by the SEC, the portfolio, along with other registered investment companies advised by USBAM, may enter into certain short-term investments and repurchase agreements on a joint basis. The portfolio did not participate in any such joint transactions during the fiscal year ended December 31, 2015.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated portfolio related events and transactions that occurred subsequent to December 31, 2015 through the date of issuance of the portfolio’s financial statements.

On January 22, 2016, Form N-CR was filed with the SEC to report that an affiliate of the portfolio’s advisor made a capital contribution to the portfolio in the amount of $4,643 in order to offset historical capital losses. The amount of the contribution was equal to the difference between the portfolio’s net assets and the net asset value of shares outstanding on the contribution date. The contribution was recognized by the portfolio as a capital gain, which, for tax purposes, will be offset by outstanding capital loss carryforwards.

3 >	Service Providers and Fees Paid to Affiliates

INVESTMENT ADVISOR – Pursuant to an investment advisory agreement, USBAM manages the portfolio’s assets and furnishes related office facilities, equipment, research, and personnel. USBAM does not charge an investment advisory fee for its investment advisory services to the portfolio.

ADMINISTRATOR – Pursuant to an administration agreement, USBAM provides various administrative services to the portfolio. These services include general administrative, accounting, and transfer agent services. USBAM receives total fees, on an annual basis, equal to 0.02% of the aggregate average daily net assets of the portfolio, and bears all of the portfolio’s other expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense and, subject to the specific approval of a majority of the trustees who are not interested persons of the trust, taxes and extraordinary expenses. From January 31, 2013, through May 31, 2015, USBAM voluntarily waived one half of the administration fee it received from the portfolio. As of June 1, 2015, administration fees were no longer waived by USBAM. For the fiscal period ended December 31, 2015, $209 was waived by USBAM.

CUSTODIAN – Pursuant to a custodian agreement, U.S. Bank serves as the portfolio’s custodian. U.S. Bank does not charge a fee for its custody services to the portfolio. Under the custodian agreement, interest expense is charged for cash overdrafts incurred (if any).

4 >	Investment Security Transactions

During the fiscal year ended December 31, 2015, all purchases of securities and proceeds from sales of securities were of securities whose maturities or reset dates at the time of acquisition were one year or less.

MOUNT VERNON SECURITIES LENDING TRUST     2015 Annual Report 15

Notes to Financial Statements December 31, 2015, all dollars and shares are rounded to thousands (000)

5 >	Indemnifications

The trust enters into contracts that contain a variety of indemnifications. The portfolio’s maximum exposure under these arrangements is unknown. However, the portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6 >	Primary Fund Redemption

On September 16, 2008, the portfolio redeemed at a net asset value of $1.00 per share, 557,000 shares of the Primary Fund, a series of the Reserve Fund. Subsequent to such redemption and before any redemption proceeds were paid to the portfolio, the Primary Fund’s net asset value per share dropped below $1.00 and the SEC granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. Since that time, the portfolio has received periodic payments from the Primary Fund and on December 30, 2014, received a final payment. From redemption date through the final payment, the portfolio received total redemption proceeds of $552,163 from the Primary Fund. No redemption proceeds were received during the fiscal year ended December 31, 2015.

7 >	Recent Regulatory Changes

On July 23, 2014, the SEC voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to use the amortized cost method of valuation and penny rounding in an effort to maintain a stable share price. At this time, the portfolio’s management is evaluating the impact to the portfolio.

MOUNT VERNON SECURITIES LENDING TRUST      2015 Annual Report 16

Notice to SHAREHOLDERS December 31, 2015 (Unaudited)

TAX INFORMATION

For the fiscal year ended December 31, 2015, the portfolio designated long-term capital gains and ordinary income with regard to distributions paid during the year as follows:

Portfolio	Long Term Capital Gains Distributions (Tax Basis)[1]	Ordinary Income Distributions (Tax Basis)[1]	Total Distributions (Tax Basis)	Dividends Received Deduction[2]	Qualified Dividend Income[2]
Prime Portfolio	0.00%	100.00%	100.00%	0.00%	0.00%

1 Based on a percentage of the portfolio’s distributions.

2 Based on a percentage of ordinary income distributions of the portfolio.

ADDITIONAL INFORMATION APPLICABLE TO FOREIGN SHAREHOLDERS ONLY

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the portfolio was 96.59%.

The Percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the portfolio was 0.00%.

HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures the portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the portfolio voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-4088 and on the SEC’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

The portfolio is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The portfolio’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-4088 and (2) on the SEC’s website at www.sec.gov. In addition, you may review and copy the portfolio’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MOUNT VERNON SECURITIES LENDING TRUST     2015 Annual Report 17

Notice to SHAREHOLDERS December 31, 2015 (Unaudited)

Trustees and Officers of the Portfolio

Independent Trustees
Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee*
David K. Baurngardner P.O. Box 1329 Minneapolis, MN 55440-1329 (1956)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of the Trust since January 2016	CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Independent Director, First American Fund Complex since 2016	First American Funds Complex: 2 registered investment companies, including 6 portfolios	None
Mark E. Gaumond P.O. Box 1329 Minneapolis, MN 55440-1329 (1950)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Trustee of the Trust since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant and member of the American Institute of Certified Public Accountants. Director, Fishers Island Development Corporation and the Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources and The California Academy of Sciences. Independent Director, First American Fund Complex since 2016	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer)
Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of Mount Vernon Securities Lending Trust since September 2005	Advisor/Consultant, Future Freight TM, a logistics/supply chain company; former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member; prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer – Cargo; Independent Director, First American Funds Complex since 1997	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Trustee, Diversified Real Asset Income Fund
Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a website development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd; Certified Public Accountant; former Vice President, Chief Financial Officer, Treasurer, Secretary, and Director, Andersen Windows, a large privately-held manufacturer of wood windows; former Director, Protection Mutual Insurance Company, an international property and casualty insurer; Independent Director, First American Funds Complex since 1993	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Trustee, Diversified Real Asset Income Fund
Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; former Director, Cliffs Natural Resources, Inc.; non-profit board member; former Chief Executive Officer and President, Weirton Steel Corporation; former Vice President and Treasurer, Harnischfeger Industries, a capital machinery manufacturer; former Treasurer and Director of Planning, Allis Chalmers Corporation, an equipment manufacturing company; former Chairman, American Iron & Steel Institute, a North American steel industry trade association; Independent Director, First American Funds Complex since 2001 and Firstar Funds 1988-2001	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Trustee, Diversified Real Asset Income Fund
James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Trustee	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Trustee of Mount Vernon Securities Lending Trust since September 2005	Owner and President, Jim Wade Homes, a homebuilding company; formerly, Vice President and Chief Financial Officer, Johnson Controls, Inc.; Independent Director, First American Funds Complex Since 2001 and Firstar Funds 1988-2001	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Trustee, Diversified Real Asset Income Fund

*	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

Part B of the Registration Statement includes additional information about the trustees. A copy of the Registration Statement is available upon request without charge by calling 612-303-5213 or writing to Mount Vernon Securities Lending Trust, 800 Nicollet Mall, Minneapolis, Minnesota 55402.

MOUNT VERNON SECURITIES LENDING TRUST     2015 Annual Report 18

Notice to SHAREHOLDERS December 31, 2015 (Unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972)*	President	Re-elected by the Board annually; President of Mount Vernon Securities Lending Trust since June 2014; Vice President of Mount Vernon Securities Lending Trust from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; Chief Operating Officer, U.S. Bancorp Asset Management, Inc. from August 2012 through June 2014; Head of Operations, Technology and Treasury, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.
James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964)*	Vice President	Re-elected by the Board annually; Vice President of Mount Vernon Securities Lending Trust since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Head of Investments, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director, U.S. Bancorp Asset Management, Inc.
Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Treasurer	Re-elected by the Board annually; Treasurer of Mount Vernon Securities Lending Trust since January 2011	Mutual Funds Treasurer and Head of Operations, U.S. Bancorp Asset Management, Inc. since September 2014; Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. from January 2011 through September 2014;prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.
Brent G. Smith U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of Mount Vernon Securities Lending Trust since September 2014	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Senior Fund Accountant, U.S. Bancorp Asset Management, Inc.
Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of Mount Vernon Securities Lending Trust since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.
Gayle M. Kasmani U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1948)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of the Trust since April 2015	Compliance Manager, U.S. Bancorp Asset Management, Inc., since January 2011
Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Secretary	Re-elected by the Board annually; Secretary of Mount Vernon Securities Lending Trust since January 2011; Assistant Secretary of Mount Vernon Securities Lending Trust from June 2006 through December 2010	Chief Counsel, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.
Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of Mount Vernon Securities Lending Trust since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc. since April 2011; prior thereto, Attorney, Steingart, McGrath & Moore, P.A., a Minneapolis-based law firm

*	Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson, Mayr, and Kasmani are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor, administrator, and transfer agent for Mount Vernon Securities Lending Trust

MOUNT VERNON SECURITIES LENDING TRUST     2015 Annual Report 19

Item 2—Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Leonard W. Kedrowski, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a)	Audit Fees* - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $0 in the fiscal year ended December 31, 2015 and $0 in the fiscal year ended December 31, 2014, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees* – E&Y billed the registrant audit-related fees totaling $0 in the fiscal year ended December 31, 2015 and $0 in the fiscal year ended December 31, 2014, including fees associated with the semi-annual review of portfolio disclosures.

(c)	Tax Fees* - E&Y billed the registrant fees of $0 in the fiscal year ended December 31, 2015 and $0 in the fiscal year ended December 31, 2014, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees* - E&Y billed the registrant fees of $0 in the fiscal year ended December 31, 2015 and $0 in the fiscal year ended December 31, 2014, for other services to the registrant.

* Pursuant to an administration agreement, U.S. Bancorp Asset Management, Inc., the registrant’s investment advisor, bears all of the registrant’s fees billed for audit, audit-related, tax, and all other services described under Items 4(a)-(d) above.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the Mount Vernon Securities Lending Trust (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the portfolio do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period.

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Portfolio

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the portfolio’s independent audit firm directly for the portfolio. At least annually, the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the portfolio and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual portfolio financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Portfolio merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state, and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Portfolio merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc. that provides ongoing services to the portfolio. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the portfolio.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $456,500 in the fiscal year ended December 31, 2015 and $471,500 in the fiscal year ended December 31, 2014.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11—Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:

/s/ Eric J. Thole
Eric J. Thole
President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Eric J. Thole
Eric J. Thole
President

Date: February 26, 2016

By:

/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: February 26, 2016